Subsidiaries	12 Months Ended
Jun. 30, 2022
Subsidiaries

12. Subsidiaries

Name of subsidiary	Principal activity	Place of incorporation and operation	Proportion of ownership interest and voting power held by the Group
			2022	2021
Moboom USA Inc	Dormant	USA	100%	100%